Risks and Uncertainties (Details Narrative) (10-K) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Mar. 31, 2020	Mar. 31, 2019
Outstanding borrowings			$ 234,149		$ 353,114
Minimum [Member]
Line of credit facility, interest rate					4.84%
Maximum [Member]
Line of credit facility, interest rate					6.96%
RMB [Member]
Outstanding borrowings			$ 1,590,000		$ 2,500,000
Five Largest Suppliers [Member]
Percentage of inventory purchase	99.60%	88.40%	97.20%	74.50%	92.70%	39.00%